CONSOLIDATED SEGMENT DATA	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Segment Reporting [Abstract]
CONSOLIDATED SEGMENT DATA

11.	CONSOLIDATED SEGMENT DATA

Segment information is consistent with how chief operating decision maker reviews the businesses, makes investing and resource allocation decisions and assesses operating performance. The segment data presented reflects this segment structure. The Company reports financial and operating information in the following four segments:

(a)	Garment manufacturing. Including manufacturing and distribution of garments;

(b)	Logistics services. Providing logistic services; and

(c)	Epidemic prevention supplies. Including manufacturing, distribution and trading of epidemic prevention supplies.

(d)	Property management and subleasing. Providing shops subleasing and property management services for garment wholesalers and retailers in garment market.

The Company also provides general corporate services to its segments and these costs are reported as “Corporate and others”.

Selected information for period ended December 31, 2021 in the segment structure is presented in the following tables:

	Garment	Logistics Services	Property management and leasing	Epidemic prevention supplies	Corporate and other	Totals
Revenue from external customers	2,488,173	4,144,604	3,202,956	-	-	9,835,733
Intersegment revenue	-	-	-	-	-	-
Interest income	1,925	63	140	-	6	2,135
Interest expense	4,181	506	456	-	232	5,375
Depreciation and amortization	1,981	90,655	18,443	4,482	-	115,561
Operating income (loss)	96,275	210,878	47,935	-	(344,327)	10,761
Segment assets	1,833,807	2,433,062	7,770,529	87,597	947,253	13,072,248
Expenditures for segment assets	-	148,604	27,664	-	-	176,268

Geographical Information

The Company operates predominantly in China. In presenting information on the basis of geographical location, revenue is based on the geographical location of customers and long-lived assets are based on the geographical location of the assets.

Geographic Information

	Three months ended December 31,		Nine months ended December 31,
	2021	2020	2021	2020
Revenues
United States	-	4,787	-	11,868,854
China	2,791,470	3,406,766	9,835,733	9,145,210
Total	2,791,470	3,411,552	9,835,733	21,014,064

	December 31, 2021	March 31, 2020
Long-Lived Assets
China	8,186,834	10,426,602

12.	SEGMENT DATA

Segment information is consistent with how management reviews the businesses, makes investing and resource allocation decisions and assesses operating performance. The segment data presented reflects this segment structure. The Company reports financial and operating information in the following four segments:

(a)	Garment manufacturing. Including manufacturing and distribution of garments;

(b)	Logistics services. Providing logistic services;

(c)	Epidemic prevention supplies. Including manufacturing, distribution and trading of epidemic prevention supplies; and

(d)	Property management and subleasing. Providing shops subleasing and property management services for garment wholesalers and retailers in garment market.

The Company also provides general corporate services to its segments and these costs are reported as “Corporate and other”.

Selected information in the segment structure is presented in the following tables:

	Garment	Logistics Services	Property management and leasing	Epidemic prevention supplies	Corporate and other	Totals
Revenue from external customers	6,896,410	4,580,733	1,278,517	11,979,099	-	24,734,759
Intersegment revenue	2,304	-	-	-	-	2,304
Interest income	23	0	8	-	199	230
Interest expense	16,787	795	7	-	1,553	19,142
Depreciation and amortization	5,036	90,549	-	5,429	-	101,014
Operating income (loss)	327,161	191,730	4,220	(3,280,313)	(850,972)	(3,608,174)
Segment assets	4,410,466	2,236,574	9,316,090	33,737	2,342,379	18,424,084
Expenditures for segment assets	79,460	326,391	-	-	-	405,851

Geographical Information

The Company operates predominantly in China. In presenting information on the basis of geographical location, revenue is based on the geographical location of customers and long-lived assets are based on the geographical location of the assets.

Geographic Information

	Revenues	Long-Lived Assets
China	13,131,787	10,426,602
United States	11,602,972	-
Total	24,734,759	10,426,602